INCOME TAXES (Schedule Of Deferred Taxes Recorded In Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Other receivables	$ 3,266	$ 1,619
Deferred tax assets	18,390	10,060
Deferred tax liability	(3,095)	(5,182)
Net deferred tax asset	$ 18,561	$ 6,497